UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3174
                                    --------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:      06/30
                          --------------
Date of reporting period:    09/30/07
                          --------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Florida Tax-Free Money Market Fund - September 30, 2007 (Unaudited)
-------------------------------------------------------------------------------

 PRINCIPAL                                                                                     COUPON      MATURITY       MARKET
  AMOUNT                                                                                        RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 17.4%
$  165,000     Broward Co FL Wtr & Swr Util Rev Ser B                                          4.000        10/1/07    $    165,000
   360,000     Kissimmee FL Util Auth Elec Sys Rev                                             5.000        10/1/07         360,000
   500,000     Manatee Co FL Pub Utils Rev                                                     4.000        10/1/07         500,000
   400,000     Orange Co FL Tourist Dev Tax Rev                                                5.000        10/1/07         400,000
   400,000     Tampa FL GTD Entitlement Rev                                                    6.000        10/1/07         400,000
   750,000     Pinellas Co FL Hlth Facs Auth Rev (Baycare Hlth)                                5.000       11/15/07         751,224
   310,000     Tampa FL Hlth Rev (Catholic Hlth Sys East)                                      5.500       11/15/07         310,696
   100,000     Springfield OH CSD UTGO                                                         4.100        12/1/07         100,067
   220,000     Willard OH Var Purp Impt LTGO BANS                                              4.250        1/23/08         220,268
   200,000     Lee Co FL Hosp Brd Directors Rev (Lee Mem Hlth Sys)                             5.000         4/1/08         201,129
   300,000     Mentor On The Lake OH LTGO BANS                                                 4.150        6/25/08         300,636
   300,000     AMP OH Elect Rev BANS (Newton Falls)                                            4.250        6/30/08         300,475
   300,000     Columbiana OH Elec Sys Impt BANS                                                4.250        7/10/08         300,447
   400,000     Union Twp OH TIF Rev BANS                                                       4.250        9/17/08         402,413
   455,000     Stark Co OH Swr Dist 2007-2 LTGO BANS                                           3.900        9/24/08         456,069
-----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                     $  5,168,424
-----------------------------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 87.1%
   400,000     Alachua Co FL Hlth Facs Rev (Shands Teaching Hosp)
               (LOC: Suntrust Bank)                                                            4.020        10/1/07         400,000
   700,000     Collier Co FL Hlth Fac Auth Hosp Rev (Cleveland Clinic)
               (LOC: JP Morgan Chase Bank)                                                     4.040        10/1/07         700,000
   335,000     FL Higher Edl Facs Auth Rev (St Thomas Univ) (LOC: Suntrust)                    4.020        10/1/07         335,000
   650,000     FL St Brd Ed Muni Secs Tr Rcpts Ser SGA 102 (SPA: Societe Generale)             4.050        10/1/07         650,000
   300,000     Jacksonville FL Elect Auth Rev Ser B (LOC: Bank of America)                     4.040        10/1/07         300,000
 1,000,000     Jacksonville FL Hlth Facs Auth Hosp Rev (Baptist Med)
               (LOC: Bank of America)                                                          4.100        10/1/07       1,000,000
   500,000     Jacksonville FL Hlth Facs Auth Hosp Rev Ser A
               (LOC: Bank of America)                                                          4.020        10/1/07         500,000
 1,000,000     Manatee Co FL PCR (Florida Pwr & Light Co)                                      4.050        10/1/07       1,000,000
   200,000     Montgomery Co OH Rev (Miami Valley Hosp)
               (LOC: National City Bank)                                                       4.040        10/1/07         200,000
   300,000     Muni Sec Tr Ctfs Ser 01-161 (FL Brd of Ed)
               (SPA: Bear Stearns Capital Mkt)                                                 4.050        10/1/07         300,000
   100,000     OH St Wtr Dev Auth Facs PCR (FirstEnergy Gen Corp-A)
               (LOC: Barclays Bank PLC)                                                        4.100        10/1/07         100,000
   900,000     Orange Co FL Hlth Facs Auth Rev Hosp (Orlando Regl Hlthcare)
               Ser A-1 (SPA: Dexia Credit Local)                                               4.000        10/1/07         900,000
   650,000     Pinellas Co FL Hlth Facs Auth Rev (SPA: Wachovia Bank)                          4.030        10/1/07         650,000
 1,000,000     Putnam Co FL Dev Auth PCR (Florida Pwr & Light Co)                              4.050        10/1/07       1,000,000
   500,000     Sunshine St Governmental Fin Comm FL Rev
               (SPA: Dexia Credit Local)                                                       4.050        10/1/07         500,000
 1,000,000     Univ Athletic Assn Inc (FL Athletic Prog Rev) (LOC: Suntrust Bank)              4.050        10/1/07       1,000,000
   400,000     Univ of North FL Rev (Parking Sys) (LOC: Wachovia Bank)                         4.050        10/1/07         400,000
   390,000     Broward Co FL HFA MFH Rev (Jacaranda Village Apts)
               (LOC: HSBC Bank)                                                                3.860        10/3/07         390,000
   500,000     JEA FL Wtr & Swr Sys Rev Ser B (SPA: Fortis Bank S.A./N.V.)                     3.900        10/3/07         500,000
   500,000     JEA FL Wtr & Swr Sys Rev Ser B (SPA: State Street B&T Co)                       3.850        10/3/07         500,000
   100,000     Lee Co FL HFA MFH Rev (Forestwood Apts) (LOC: FNMA)                             3.840        10/3/07         100,000
   605,000     Marion Co FL HFA (Paddock Apts) (LOC: FNMA)                                     3.850        10/3/07         605,000
   500,000     Nassau Co FL PCR (Rayonier) (LOC: Suntrust Bank)                                3.800        10/3/07         500,000
 1,000,000     Orange Co FL HFA Rev (LOC: FHLMC)                                               3.860        10/3/07       1,000,000
   300,000     Palm Beach Co FL Rev (Norton Gallery) (LOC: Bank of America)                    3.860        10/3/07         300,000
   500,000     Port St Lucie FL Util Rev (SPA: Royal Bank of Canada)                           3.850        10/3/07         500,000
   450,000     Volusia Co FL HFA Rev (Fishermans Landing) (LOC: FNMA)                          3.850        10/3/07         450,000
 1,000,000     AR Hosp Equip Fin Auth Rev Var/Fxd (Baptist Hlth)
               (SPA: JP Morgan Chase Bank)                                                     3.890        10/4/07       1,000,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Florida Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                     COUPON      MATURITY       MARKET
  AMOUNT                                                                                        RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 87.1%
               (CONTINUED)
$  675,000     Duval Co FL HFA MFH Rev (Glades Apts) (SPA: FHLMC)                              3.860        10/4/07    $    675,000
    10,000     Gulf Breeze FL Loc Govt Loan Prog B (SPA: Dexia Credit Local)                   3.860        10/4/07          10,000
   350,000     Gulf Breeze FL Muni Bond Fund Ser A (LOC: Bank of America)                      3.880        10/4/07         350,000
   100,000     Highlands Co FL Hlth Facs Auth Rev (Adventist Hlth)
               (LOC: Suntrust Bank)                                                            3.880        10/4/07         100,000
   250,000     Hillsborough Co FL  Rev (Carrollwood Day) (LOC: Wells Fargo Bank)               3.840        10/4/07         250,000
 1,000,000     Jacksonville FL Econ Dev Hlthcare Facs Rev (LOC: Fortis Bank)                   3.930        10/4/07       1,000,000
   500,000     Lexington-Fayette Co KY Urban Govt (Liberty Ridge) (LOC: U.S. Bank N.A.)        3.940        10/4/07         500,000
   430,000     Marion Co FL IDA IDR (Hospice of Marion Co Inc) (LOC: Wachovia Bank)            3.890        10/4/07         430,000
 1,000,000     Marion Co FL IDA Rev (Chambrel) (LOC: FNMA)                                     3.860        10/4/07       1,000,000
   100,000     Palm Beach Co FL Edl Facs Auth Rev (Atlantic College)
               (LOC: Bank of America)                                                          3.890        10/4/07         100,000
 1,200,000     Palm Beach Co FL Rev (Henry Morrison Flagler)
               (LOC: Northern Trust Bank)                                                      3.880        10/4/07       1,200,000
   200,000     Seminole Co FL IDA Rev (FL Living Nursing Ctr)
               (LOC: Bank of America)                                                          4.040        10/4/07         200,000
 1,000,000     Seminole Co FL IDA Rev (Master Academy) (LOC: Allied Irish Bank)                3.890        10/4/07       1,000,000
   500,000     Storm Lake IA Higher Ed Facs Rev (Buena Vista Univ)
               (LOC: Wells Fargo Bank)                                                         3.990        10/4/07         500,000
 1,000,000     Tampa FL Rev (Tampa LLC-Univ Tampa) (LOC: Royal Bank of Canada)                 3.850        10/4/07       1,000,000
   800,000     Wauchula FL IDR Adj Ref (Hardee Co Ctr) (LOC: JP Morgan Chase Bank)             3.870        10/4/07         800,000
   930,000     Lee Co FL IDA Hlthcare Facs Rev (Bonita Cmnty Hlth)
               (LOC: Fifth Third Bank)                                                         3.900        10/5/07         930,000
-----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                             $ 25,825,000
-----------------------------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 104.5%
               (Amortized Cost $30,993,424)                                                                            $  30,993,42

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.5%)                                                           (1,341,359)
-----------------------------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                                    $ 29,652,065
===================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Insured Tax-Free Fund - September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                     COUPON      MATURITY       MARKET
  AMOUNT                                                                                        RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 98.4%
$   74,906     Columbus OH Special Assessment GO                                               5.050        4/15/08         $75,532
 1,035,000     Reading OH Rev (St Mary's Ed Institute)                                         5.550         2/1/10       1,066,950
 1,000,000     Hilliard OH CSD GO Prerefunded @ 101                                            5.750        12/1/10       1,074,710
   525,000     Kings OH LSD GO Prerefunded @ 101                                               6.050        12/1/10         568,911
 1,000,000     Summit Co OH GO Prerefunded @ 101                                               6.000        12/1/10       1,082,150
   120,000     Cuyahoga Co OH Hosp Rev (Univ Hosp) ETM                                         9.000         6/1/11         132,307
 1,000,000     Lorain Co OH Hosp Rev (Catholic Hlth)                                           5.625        10/1/11       1,067,260
 1,000,000     Hamilton Co OH Swr Sys Rev                                                      5.500        12/1/11       1,075,400
 1,000,000     Pickerington OH LSD UTGO Prerefunded @ 100                                      5.250        12/1/11       1,064,980
 1,000,000     Monroe OH LSD UTGO Prerefunded @ 100                                            5.000        12/1/12       1,066,490
 1,750,000     Eaton OH CSD GO Prerefunded @ 101                                               5.000        12/1/13       1,880,918
   500,000     Ross Twp OH LSD UTGO Prerefunded @ 100                                          5.000        12/1/13         537,850
 1,480,000     Lakewood OH CSD GO Prerefunded @ 100                                            5.250        12/1/14       1,624,300
   660,000     West Chester Twp OH GO                                                          5.500        12/1/14         711,163
   400,000     Warren OH Wtr Wrks Rev                                                          5.500        11/1/15         433,700
   925,000     Buckeye Valley OH LSD GO                                                        6.850        12/1/15       1,035,806
   620,000     Columbus-Polaris Hsg Corp Rev Prerefunded @ 100                                 7.400         1/1/16         713,632
 2,750,000     Little Miami OH LSD GO Prerefunded @ 100                                        5.000        12/1/16       2,997,253
 1,260,000     Cleveland OH Arpt Sys Rev                                                       5.125         1/1/17       1,276,632
 1,000,000     Lorain Co OH Hosp Rev (Catholic Hlth Partners)                                  5.500         9/1/19       1,050,220
 1,000,000     Lucas Co OH Hosp Rev (Promedica Hlth Grp)                                       5.625       11/15/19       1,046,820
 1,085,000     West Clermont OH LSD GO                                                         5.000        12/1/19       1,140,389
   850,000     West Chester Twp OH GO                                                          5.000        12/1/20         892,772
 1,210,000     Cincinnati OH Tech College Rev                                                  5.250        10/1/21       1,296,067
 1,185,000     Akron OH Impt GO                                                                5.000        12/1/22       1,238,929
   765,000     Fairfield Co OH GO                                                              5.000        12/1/22         799,502
   250,000     OH St Higher Ed Fac (Xavier Univ)                                               5.000         5/1/23         260,183
 1,050,000     Harrison OH Wst Wtr Sys Rev                                                     5.250        11/1/23       1,117,379
 1,000,000     Akron OH Var Purp GO                                                            5.000        12/1/23       1,041,730
   450,000     Columbus OH TIF Rev (Polaris)                                                   4.750        12/1/23         458,739
   865,000     Fairfield Co OH GO                                                              5.000        12/1/23         906,477
 1,000,000     OH St Higher Ed Fac Rev (Univ Dayton)                                           5.000        12/1/23       1,040,260
 1,000,000     Toledo OH CSD GO                                                                5.000        12/1/23       1,041,730
 1,000,000     Hamilton Co OH Hosp Rev (Childrens Hosp Med Ctr)                                5.000        5/15/24       1,029,490
   400,000     Springboro OH Swr Sys Rev                                                       5.000         6/1/24         417,512
 2,000,000     Canal Winchester OH LSD Ref UTGO                                                4.750        12/1/24       2,049,800
   825,000     Parma OH GO                                                                     4.750        12/1/24         847,811
 1,000,000     Columbus OH Arpt Rev                                                            5.000         1/1/25       1,042,070
 1,040,000     Franklin Co OH Hosp Rev (Childrens Hosp)                                        5.000         5/1/25       1,072,406
   810,000     Big Walnut OH LSD GO                                                            5.000        12/1/25         843,113
 1,885,000     Kings OH LSD UTGO                                                               5.000        12/1/25       1,966,621
   580,000     New Albany Plain OH LSD GO                                                      5.000        12/1/25         601,071
 1,000,000     Univ of Cincinnati OH General Rcpts                                             4.750         6/1/26       1,022,060
 1,500,000     Richland Co OH Hosp Facs Rev (MedCentral Hlth Sys)                              5.125       11/15/26       1,520,100
 1,995,000     Butler Co OH Trans Dist                                                         4.750        12/1/26       2,036,875
 1,090,000     Fairborn OH CSD GO                                                              5.000        12/1/26       1,140,674
 1,000,000     Kings OH LSD Impt UTGO                                                          5.000        12/1/26       1,052,080
 1,000,000     Lakewood OH CSD Facs Impt UTGO                                                  5.000        12/1/26       1,052,080
 3,000,000     OH St Higher Ed Fac Rev (Univ Dayton)                                           5.000        12/1/26       3,136,799
 2,100,000     Oregon OH CSD GO                                                                5.000        12/1/27       2,183,958
   650,000     Univ of Cincinnati OH General Rcpts                                             5.000         6/1/28         679,900
 1,185,000     Delaware OH GO                                                                  5.000        12/1/28       1,238,124
   900,000     Licking Heights OH LSD GO                                                       6.400        12/1/28       1,122,732
 1,000,000     Mason OH Swr Sys Rev                                                            5.000        12/1/28       1,034,320
-----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                     $ 59,906,737
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Insured Tax-Free Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                     COUPON      MATURITY       MARKET
  AMOUNT                                                                                        RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 0.3%
$  200,000     OH St Air Quality Rev PCR (OH Edison)                                           4.000        10/1/07    $    200,000
-----------------------------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 98.7%
               (Amortized Cost $58,078,719)                                                                            $ 60,106,737

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%                                                                822,188
-----------------------------------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                                    $ 60,928,925
===================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund - September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                     COUPON      MATURITY       MARKET
  AMOUNT                                                                                        RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 23.5%
$1,000,000     OH St Higher Ed Rev (Case Western Reserve Univ) Prerefunded @ 101               5.125        10/1/07    $  1,010,000
 2,500,000     Vermilion OH Var Purp LTGO BANS                                                 4.250       10/11/07       2,500,383
   750,000     Ontario OH Wtr Sys Impt LTGO BANS                                               4.000       10/17/07         750,080
 2,045,000     Kent OH Var Purp LTGO BANS                                                      4.250       10/18/07       2,045,607
 1,455,000     AMP OH Var Purp RANS                                                            3.650        11/1/07       1,455,000
 2,500,000     Canal Winchester OH LTGO BANS (Diley Road)                                      4.900        11/7/07       2,502,231
 1,165,000     AMP OH Elect Rev BANS (Monroeville Village)                                     3.700       11/15/07       1,165,000
 2,070,000     AMP OH Elect Rev BANS (Shelby)                                                  3.700       11/15/07       2,070,000
 1,000,000     Solon OH Var Purp UTGO BANS                                                     4.000       11/21/07       1,000,548
   955,000     AMP OH Elect Rev BANS (Amherst)                                                 3.700       11/29/07         955,000
 1,640,000     AMP OH Elect Rev BANS (Bowling Green)                                           3.700       11/29/07       1,640,000
 3,000,000     Deerfield Twp OH Var Purp LTGO BANS                                             3.610       11/29/07       3,000,000
 1,600,000     Niles OH Wtr Sys Impt LTGO BANS                                                 4.250       11/30/07       1,601,157
   250,000     Franklin Co OH Convention Facs Auth Rev Prerefunded @ 101                       5.000        12/1/07         253,030
 1,780,000     AMP OH Elect Rev BANS (Edgerton)                                                4.000        12/6/07       1,780,629
 1,610,000     Oakwood OH Street Impt LTGO BANS                                                4.150        12/6/07       1,611,279
 2,180,000     North Baltimore OH LSD BANS                                                     4.350       12/13/07       2,182,557
 3,600,000     Morgan OH LSD UTGO BANS                                                         4.500       12/19/07       3,603,828
 1,500,000     Willard OH LTGO BANS                                                            4.250        1/23/08       1,501,827
   885,000     Southwest Regl Wtr Dist OH Rev BANS                                             4.250        3/12/08         886,916
 1,200,000     Mason OH Golf Course Acq LTGO BANS                                              4.250        3/13/08       1,203,142
 3,800,000     Niles OH LTGO BANS                                                              4.125        3/13/08       3,805,384
 1,500,000     Hamilton Twp OH UTGO BANS                                                       4.250        3/20/08       1,503,408
 2,560,000     Henry Co OH Var Purp LTGO BANS                                                  4.500        3/21/08       2,568,771
 3,000,000     Ironton OH CSD UTGO BANS                                                        4.300        5/28/08       3,006,652
 3,880,000     Middletown OH CSD UTGO BANS                                                     4.250         6/5/08       3,891,462
 2,100,000     AMP OH Elect Rev BANS (Newton Falls)                                            4.250        6/30/08       2,103,320
   500,000     Columbiana OH Elec Sys Impt BANS                                                4.250        7/10/08         500,746
 1,000,000     AMP OH Elect Rev BANS (Woodville)                                               4.350        7/17/08       1,001,904
 1,005,000     Greenhills OH Var Purp LTGO BANS                                                4.050        7/17/08       1,005,000
   890,000     Columbiana OH Wtr Main Impt BANS                                                4.250         8/7/08         891,092
   850,000     Olmsted Falls OH Impt BANS (Fire Station)                                       3.950        8/20/08         852,074
 1,080,000     Olmsted Falls OH Var Purp Impt BANS                                             3.950        8/20/08       1,082,635
 3,000,000     Geauga Co OH Safety Ctr Impt BANS                                               4.000        8/27/08       3,006,523
 2,560,000     Jackson Co OH LTGO BANS                                                         4.300         9/4/08       2,567,974
 3,600,000     Union Twp OH TIF Rev BANS                                                       4.250        9/17/08       3,621,717
   710,000     Warrensville Heights OH Var Purp Impt BANS                                      3.950        9/18/08         711,649
 1,000,000     Stark Co OH Swr Dist 2007-2 LTGO BANS                                           3.900        9/24/08       1,002,350
 3,500,000     Cuyahoga Heights OH Var Purp LTGO BANS                                          4.500        9/25/08       3,526,553
-----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                     $ 71,367,428
-----------------------------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 74.4%
 5,000,000     Cuyahoga Co OH Hosp (Univ Hosp) (LOC: JP Morgan Chase Bank)                     4.130        10/1/07       5,000,000
 2,030,000     Cuyahoga Co OH IDR (S&R Playhouse Rlty) (LOC: HSBC Bank)                        3.800        10/1/07       2,030,000
 3,350,000     Montgomery Co OH Rev (Miami Valley Hosp) (LOC: National City Bank)              4.040        10/1/07       3,350,000
 7,720,000     OH St Air Quality Rev PCR (OH Edison) (LOC: Wachovia Bank)                      4.000        10/1/07       7,720,000
 3,000,000     OH St Higher Ed Fac (Case Western)
               (SPA: Landesbank Hessan-Thuringen)                                              4.000        10/1/07       3,000,000
 1,000,000     OH St PCR (Sohio Wtr)                                                           4.060        10/1/07       1,000,000
 1,450,000     OH St Wtr Dev Auth Rev (FirstEnergy) Ser A
               (LOC: Barclays Bank PLC)                                                        4.100        10/1/07       1,450,000
   300,000     Ohio St PCR (Sohio Air)                                                         4.040        10/1/07         300,000
 3,000,000     Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126 (SPA: Societe Generale)              3.930        10/3/07       3,000,000
 4,400,000     Cleveland-Cuyahoga Co OH Port Auth Rev (Carnegie/96th
               Resh Bldg) (LOC: Fifth Third Bank)                                              3.930        10/3/07       4,400,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund - (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                     COUPON      MATURITY       MARKET
  AMOUNT                                                                                        RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 74.4%
               (CONTINUED)
$5,000,000     Cleveland-Cuyahoga Co OH Port Auth Rev (Euclid/93rd
               Garage Office) (LOC: Fifth Third Bank)                                          3.930        10/3/07    $  5,000,000
 1,485,000     Cuyahoga Co OH Ed Fac (Utd Cerebral Palsy Assn)
               (LOC: Key Bank N.A.)                                                            3.920        10/3/07       1,485,000
   245,000     Erie Co OH IDR (Toft Dairy Inc) (LOC: Key Bank N.A.)                            3.920        10/3/07         245,000
 1,050,000     Franklin Co OH Rev (Trinity Hlth Credit-C-1) (SPA: U.S. Bank N.A.)              3.830        10/3/07       1,050,000
   565,000     Hamilton Co OH Hlth Facs (St Aloysius Orphanage)
               (LOC: Key Bank N.A.)                                                            3.920        10/3/07         565,000
 1,300,000     Hamilton Co OH Hosp Facs Rev (Eliz Gamble)
               (LOC: JP Morgan Chase Bank)                                                     3.850        10/3/07       1,300,000
 1,510,000     Lorain Co OH IDR (EMH Regl Med Ctr) (LOC: Key Bank N.A.)                        3.920        10/3/07       1,510,000
 4,000,000     Middletown OH Dev Rev (Bishop-Fenwick HS)
               (LOC: JP Morgan Chase Bank)                                                     3.960        10/3/07       4,000,000
 1,900,000     Montgomery Co OH EDR (Dayton Art Inst) (LOC: National City Bank)                3.880        10/3/07       1,900,000
 3,900,000     Montgomery Co OH Rev (Catholic Hlth) Ser B
               (SPA: Bayerische Landesbank)                                                    3.910        10/3/07       3,900,000
 1,500,000     OH St Air Quality Dev Auth PCR (FirstEnergy-A)
               (LOC: Key Bank N.A.)                                                            3.850        10/3/07       1,500,000
 2,550,000     OH St Air Quality Dev Auth Rev (FirstEnergy) Ser B
               (LOC: Barclays Bank PLC)                                                        3.910        10/3/07       2,550,000
   500,000     OH St Infra Impt UTGO                                                           3.830        10/3/07         500,000
 6,200,000     OH St Wtr Dev Auth PCR Facs Rev (First Energy)
               (LOC: Barclays Bank PLC)                                                        3.870        10/3/07       6,200,000
 4,480,000     OH Wtr Dev Auth Rev (Purewater) (SPA: State Street B&T Co)                      3.830        10/3/07       4,480,000
   150,000     Orrville OH Hosp Facs Rev (Orrville Hosp Fdtn)
               (LOC: National City Bank)                                                       3.980        10/3/07         150,000
 2,900,000     Port Gtr Cincinnati OH Dev Auth Rev (Natl Underground RR-A)
               (LOC: JP Morgan Chase Bank)                                                     3.930        10/3/07       2,900,000
   300,000     Scioto Co OH Hosp Rev (VHA Ctr) Ser C
               (SPA: JP Morgan Chase Bank)                                                     3.900        10/3/07         300,000
 3,700,000     ABN AMRO MuniTOPS Ctfs Tr 2001-03 (Westerville OH CSD)
               (SPA: ABN Amro Bank N.V.)                                                       3.900        10/4/07       3,700,000
 5,000,000     ABN AMRO MuniTOPS Ctfs Tr 2006-4 (SPA: ABN Amro Bank N.V.)                      3.930        10/4/07       5,000,000
 4,040,000     Akron Bath Copley OH Hosp (Summa Hlth) B (LOC: Bank One N.A.)                   3.880        10/4/07       4,040,000
   200,000     Ashtabula Co OH Hosp (Ashtabula Co Med Ctr)
               (LOC: Bank One N.A.)                                                            3.880        10/4/07         200,000
 3,800,000     Athens Co OH Port Auth (Hsg for OH Univ) (LOC: Wachovia Bank)                   3.900        10/4/07       3,800,000
 1,085,000     Butler Co OH Hosp Facs (Berkeley Sq Ret) (LOC: Fifth Third Bank)                3.880        10/4/07       1,085,000
 2,500,000     Cambridge OH Hosp Facs Rev (SE OH Regl Med)
               (LOC: National City Bank)                                                       3.930        10/4/07       2,500,000
 2,000,000     Carroll Co OH Hlthcare Facs (St Johns Village)
               (LOC: National City Bank)                                                       3.930        10/4/07       2,000,000
 3,000,000     Centerville OH Hlthcare Rev (Bethany Lutheran Village PJ-B)
               (LOC: National City Bank)                                                       3.920        10/4/07       3,000,000
 4,425,000     Clark Co OH MFH Rev (OH Masonic Home) (SPA: Key Bank N.A.)                      3.910        10/4/07       4,425,000
 4,200,000     Cleveland OH Wtr Wrks Rev Ser B (SPA: Dexia Credit Local)                       3.830        10/4/07       4,200,000
    90,000     Cochocton Co OH Hosp (Echoing Hills Village)
               (LOC: JP Morgan Chase Bank)                                                     4.100        10/4/07          90,000
 2,040,000     Columbus OH Regl Arpt Auth Rev (LOC: U.S. Bank N.A.)                            3.860        10/4/07       2,040,000
 1,900,000     Columbus OH Swr Rev                                                             3.840        10/4/07       1,900,000
 1,370,000     Cuyahoga Co OH Civic Facs (West Side Ecumenical)
               (LOC: Key Bank N.A.)                                                            3.920        10/4/07       1,370,000
 4,160,000     Cuyahoga Co OH Cont Care Facs Rev (LOC: LaSalle Bank)                           3.860        10/4/07       4,160,000
 1,315,000     Cuyahoga Co OH EDR (Cleveland Botanical)
               (LOC: Allied Irish Bank PLC)                                                    3.880        10/4/07       1,315,000
 5,200,000     Cuyahoga Co OH Hlthcare Facs Rev (A M McGregor Home)
               (LOC: Keybank N.A.)                                                             3.900        10/4/07       5,200,000
 2,100,000     Cuyahoga Co OH Hlth Facs Rev (Franciscan Cmntys)
               (LOC: LaSalle Bank)                                                             3.880        10/4/07       2,100,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund - (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                     COUPON      MATURITY       MARKET
  AMOUNT                                                                                        RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 74.4%
               (CONTINUED)
$2,940,000     Delaware Co OH Hlth Facs (Sarah Moore Home)
               (LOC: Bank One N.A.)                                                            3.990        10/4/07    $  2,940,000
 1,850,000     Franklin Co OH EDR (Dominican Sisters) (LOC: Fifth Third Bank)                  3.920        10/4/07       1,850,000
 1,195,000     Franklin Co OH Hlth Facs (Heinzerling Fndtn)
               (LOC: JP Morgan Chase Bank)                                                     3.980        10/4/07       1,195,000
 1,900,000     Franklin Co OH Hosp Rev (Childrens Hosp) (SPA: National City Bank)              3.870        10/4/07       1,900,000
   775,000     Franklin Co OH IDR (OH Girl Scout Council) (LOC: National City Bank)            4.250        10/4/07         775,000
 1,500,000     Franklin Co OH Rev Var (Trinity Hlth Credit-F)
               (SPA: Bayerische Landesbank)                                                    3.870        10/4/07       1,500,000
 5,000,000     Franklin Co OH Hlthcare Facs Rev Ref Impt (Presbyterian-B)
               (LOC: National City Bank)                                                       3.900        10/4/07       5,000,000
   700,000     Geauga Co OH Hlth Fac (Heather Hill) (LOC: Bank One N.A.)                       3.840        10/4/07         700,000
   300,000     Hamilton Co OH EDR (Contemporary Arts Ctr) (LOC: National City Bank)            3.900        10/4/07         300,000
 2,500,000     Hamilton Co OH Hlthcare (Life Enriching Cmntys) B (LOC: PNC Bank N.A.)          3.800        10/4/07       2,500,000
 1,880,000     Hamilton Co OH Hlthcare Facs Rev (Episcopal) (LOC: Key Bank N.A.)               3.840        10/4/07       1,880,000
 1,150,000     Hamilton Co OH Hosp (Beechwood Home) (LOC: U.S. Bank N.A.)                      3.880        10/4/07       1,150,000
 2,980,000     Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 1997
               (LOC: PNC Bank N.A.)                                                            3.840        10/4/07       2,980,000
 4,100,000     Hamilton Co OH Hosp (Drake Ctr Inc) (LOC: U.S. Bank N.A.)                       3.840        10/4/07       4,100,000
 2,943,000     Hamilton OH MFH Afford Hsg (Knollwood Village) A
               (LOC: Bank One N.A.)                                                            3.920        10/4/07       2,943,000
 2,524,000     Hancock Co OH MFH (Crystal Glen Apts) A
               (LOC: Federal Home Loan Bank)                                                   3.880        10/4/07       2,524,000
 3,945,000     Henry Co OH Fac Impt Rev (Co Hosp) (LOC: Key Bank N.A.)                         3.920        10/4/07       3,945,000
 4,000,000     Highland Co OH Jt Twp Hosp Facs Rev (LOC: Key Bank N.A.)                        3.910        10/4/07       4,000,000
 2,695,000     Lima OH Hosp Facs (Lima Mem Hosp) (LOC: Bank One N.A.)                          3.920        10/4/07       2,695,000
   400,000     Lucas Co OH Hlth Facs (Lutheran Homes) (LOC: Fifth Third Bank)                  3.940        10/4/07         400,000
    25,000     Lucas Co OH Hosp Rev (Sunshine Childrens Home)
               (LOC: National City Bank)                                                       4.030        10/4/07          25,000
 5,000,000     Mahoning Co OH Hosp Facs Rev (Forum Hlth Oblig)
               (LOC: JP Morgan Chase Bank)                                                     3.880        10/4/07       5,000,000
   265,000     Mahoning Co OH IDR (OH Heart Inst) (LOC: JP Morgan Chase Bank)                  4.250        10/4/07         265,000
   155,000     Marion Co OH Hosp Pooled Lease Rev (LOC: JP Morgan Chase Bank)                  3.920        10/4/07         155,000
 1,045,000     Mason OH TIF Rev (Central Parke of Mason) (LOC: U.S. Bank N.A.)                 3.930        10/4/07       1,045,000
   995,000     Montgomery Co OH Hlth Facs (Cmnty Blood Ctr)
               (LOC: Bank One N.A.)                                                            4.100        10/4/07         995,000
 1,400,000     Montgomery Co OH Rev (St Vincent de Paul)
               (LOC: National City Bank)                                                       3.880        10/4/07       1,400,000
   700,000     OH St Higher Ed Fac Pooled Fin Rev (1997) (LOC: Fifth Third Bank)               3.960        10/4/07         700,000
 2,100,000     OH St Higher Ed Fac Pooled Fin Rev (1998) (LOC: Fifth Third Bank)               3.960        10/4/07       2,100,000
 1,275,000     OH St Higher Ed Fac Pooled Fin Rev (1999) (LOC: Fifth Third Bank)               3.960        10/4/07       1,275,000
 1,700,000     OH St Higher Ed Fac Pooled Fin Rev Ser B (LOC: Fifth Third Bank)                3.870        10/4/07       1,700,000
 2,200,000     OH St Higher Ed Fac Rev (Marietta College)
               (LOC: JP Morgan Chase Bank)                                                     3.870        10/4/07       2,200,000
   200,000     OH St Higher Ed Rev (Malone College) (LOC: National City Bank)                  3.930        10/4/07         200,000
 3,610,000     OH St Tpk Rev Fltr Ctfs Ser 71 (SPA: Morgan Stanley Dean Witter)                3.910        10/4/07       3,610,000
   500,000     OH Univ Gen Rcpts Rev (SPA: Dexia Credit Local)                                 3.870        10/4/07         500,000
   700,000     Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy)
               Ser 97 (LOC: National City Bank)                                                3.980        10/4/07         700,000
 1,300,000     Ottawa Co OH Hosp Rev (Lutheran Home of Mercy)
               Ser 99 (LOC: National City Bank)                                                3.980        10/4/07       1,300,000
 3,535,000     Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)
               (LOC: U.S. Bank N.A.)                                                           3.870        10/4/07       3,535,000
   710,000     Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)
               (LOC: U.S. Bank N.A.)                                                           3.950        10/4/07         710,000
 3,550,000     Richland Co OH Hlthcare Facs Rev Ref (Wesleyan)
               Ser B (LOC: JP Morgan Chase Bank)                                               3.880        10/4/07       3,550,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund - (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                     COUPON      MATURITY       MARKET
  AMOUNT                                                                                        RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 74.4%
               (CONTINUED)
$3,470,000     Sharonville OH IDR (Duke Rlty LP) (LOC: Fifth Third Bank)                       3.980        10/4/07    $  3,470,000
 2,320,000     Summit Co OH Civic Facs Rev (YMCA) (LOC: Key Bank N.A.)                         3.920        10/4/07       2,320,000
 1,215,000     Summit Co OH Hlth Facs (Evant Inc) (LOC: National City Bank)                    3.980        10/4/07       1,215,000
 3,995,000     Univ of Akron Gen Rcpts Fltr Ctfs Ser 165
               (SPA: Morgan Stanley Dean Witter)                                               3.910        10/4/07       3,995,000
   475,000     Univ of Cincinnati OH Gen Rcpts Ser B (SPA: Bayerische Landesbank)              3.840        10/4/07         475,000
 1,600,000     Warren Co OH IDR (Liquid Container) (LOC: Bank of America)                      3.880        10/4/07       1,600,000
 1,685,000     Westlake OH Hlthcare Fac (Lutheran Home) (LOC: National City Bank)              3.800        10/4/07       1,685,000
 4,720,000     Woodlawn OH EDR (Goodwill Inds) (LOC: U.S. Bank N.A.)                           3.880        10/4/07       4,720,000
 1,040,000     Miami Co OH Hosp Facs (Upper Valley Med Ctr) (LOC: Fifth Third Bank)            3.900        10/5/07       1,040,000
 5,700,000     Hamilton Co OH IDR (ADP)                                                        3.690       10/15/07       5,700,000
-----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                             $225,372,000
-----------------------------------------------------------------------------------------------------------------------------------

               ADJUSTABLE RATE PUT BONDS -- 3.1%
 2,635,000     Cuyahoga Co OH IDR (Halle Office Bldg) (LOC: HSBC Bank)                         4.015        10/1/07       2,635,000
 3,000,000     ABN AMRO MuniTOPS Ctfs Tr 2006-37
               (SPA: ABN Amro Bank N.V.), 144A                                                 3.750       10/18/07       3,000,000
   755,000     Clermont Co OH EDR (John Q Hammons/Clermont Hills)
               (LOC: Fifth Third Bank)                                                         4.050        11/1/07         755,000
 1,935,000     Richland Co OH IDR (Mansfield Sq Ltd) (LOC: National City Bank)                 3.950       11/15/07       1,935,000
   415,000     Gallia Co OH IDR (Jackson Pike Assoc) (LOC: Fifth Third Bank)                   4.000       12/15/07         415,000
   770,000     McDonald Tax Exempt Mtge Trust (LOC: Federal Home Loan Bank)                    4.350       12/15/07         770,000
-----------------------------------------------------------------------------------------------------------------------------------
               TOTAL ADJUSTABLE RATE PUT BONDS                                                                         $  9,510,000
-----------------------------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 101.0%
               (Amortized Cost $306,249,428)                                                                           $306,249,428

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%)                                                           (2,922,357)
-----------------------------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                                    $303,327,071
===================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund - September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                     COUPON      MATURITY       MARKET
  AMOUNT                                                                                        RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 20.6%
$  490,000     CA St UTGO Fgic Tcrs Prerefunded @ 101                                          5.000        10/1/07    $    494,900
   150,000     CT St Spl Tax Oblig Rev Ref Trans Infrastructure-B                              5.000        10/1/07         150,000
   200,000     Dist of Columbia Rev (Howard Univ)                                              5.500        10/1/07         200,000
   100,000     Milwaukee Co WI Ref Ser A UTGO                                                  4.000        10/1/07         100,000
   100,000     MS St Gaming Co Hwy Impts UTGO                                                  5.000        10/1/07         100,000
   300,000     NJ Casino Reinvestment Dev Auth ETM                                             6.000        10/1/07         300,000
   300,000     MI St Bldg Auth Rev Facs Ser II Prerefunded @ 101                               5.500       10/15/07         303,205
   250,000     Curators Univ MO Sys Facs Rev Ser A                                             4.000        11/1/07         250,041
   100,000     Dallas-Fort Worth TX Regl Arpt Rev Ref Prerefunded @ 100                        5.500        11/1/07         100,125
   150,000     Honolulu HI City & Co UTGO Ref Ser C                                            5.500        11/1/07         150,202
   705,000     IN Hlth Fac (Charity Oblig Group) Prerefunded @ 100                             5.000        11/1/07         705,763
   200,000     OH St Pub Facs Com Higher Ed Prerefunded @ 100                                  4.750        11/1/07         200,177
   150,000     Utah Co UT Sales Tax Rev Ref                                                    4.000        11/1/07         150,012
   200,000     WI St Ref Ser 1 UTGO                                                            5.000        11/1/07         200,197
   700,000     Celina OH LTGO Var Purp Nts                                                     4.625       11/14/07         700,638
   400,000     PA St UTGO                                                                      5.375       11/15/07         400,740
   290,000     Pinellas Co FL Hlth Facs (Baycare Hlth)                                         5.000       11/15/07         290,473
   175,000     IL St UTGO Ser 1                                                                5.500        12/1/07         175,518
   500,000     Jones Co MS Hosp (South Cent Regl Med Ctr) Prerefunded @ 100                    5.500        12/1/07         501,446
   130,000     MI St Sch Loan UTGO ETM                                                         4.750        12/1/07         130,182
   250,000     Snohomish Co WA SD No 002 UTGO                                                  4.350        12/1/07         250,312
 1,250,000     Forest Park OH Var Purp BANS                                                    4.270       12/27/07       1,251,432
   500,000     Chicago IL LTGO ETM                                                             5.000         1/1/08         501,388
   300,000     Columbus OH Mun Arpt Auth Rev (Port Columbus)
               Prerefunded @ 101                                                               5.000         1/1/08         303,781
 1,005,000     AMP OH Elect Rev BANS (Seville Village)                                         4.250        1/17/08       1,006,160
   500,000     Willard OH LTGO Purp Impt BANS                                                  4.250        1/23/08         500,609
   160,000     Houston TX LTGO Ser C                                                           7.000         3/1/08         161,978
   600,000     Mentor On The Lake OH LTGO BANS                                                 4.150        6/25/08         601,272
   450,000     AMP OH Elect Sys BANS (Newton Falls)                                            4.250        6/30/08         450,713
   420,000     Columbiana OH Elec Sys Impt BANS                                                4.250        7/10/08         420,626
   400,000     AMP OH Elect Rev BANS (Woodville)                                               4.350        7/17/08         400,762
   586,500     Bratenahl OH BANS UTGO (Greenspace)                                             4.500        8/28/08         589,319
 1,000,000     Union Twp OH TIF Rev Bans                                                       4.250        9/17/08       1,006,033
   707,750     AMP OH Elect Rev BANS (Hubbard)                                                 3.700        9/25/08         707,750
   530,000     AMP OH Elect Rev BANS (St Marys)                                                3.700        10/2/08         530,000
   700,000     Ontario OH Wtr Sys Impt LTGO BANS                                               4.125        10/2/08         701,848
-----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                     $ 14,987,602
-----------------------------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 77.9%
   600,000     Alachua Co FL Hlth Facs Auth Rev (Shands Teaching Hosp)
               (LOC: Suntrust Bank)                                                            4.020        10/1/07         600,000
   935,000     Arvada CO Wtr Sys Rev (SPA: Dexia Credit Local)                                 3.950        10/1/07         935,000
 2,500,000     Beaver Co PA IDA PCR (Firstenergy Gen) (LOC: Barclays Bank PLC)                 4.060        10/1/07       2,500,000
 1,100,000     Charleston Co SC Hosp Facs Rev (LOC: Bank of America)                           4.100        10/1/07       1,100,000
 1,700,000     Clarksville TN Pub Bldg Auth Pooled Fin Rev (TN Mun Bd Fd)
               (LOC: Bank of America)                                                          4.100        10/1/07       1,700,000
 1,040,000     Collier Co FL Hlth Fac Auth Hosp Rev (Cleveland Clinic)
               (LOC: JP Morgan Chase Bank)                                                     4.040        10/1/07       1,040,000
 1,500,000     Decatur AL Indl Dev Brd (BP Amoco Chem Co)                                      4.130        10/1/07       1,500,000
   500,000     ID Hlth Facs Auth Rev (St Lukes Med Ctr) (SPA: Harris Trust N.A.)               4.060        10/1/07         500,000
   500,000     Jacksonville FL Elect Auth Rev (SPA: Bank of America)                           4.040        10/1/07         500,000
 1,900,000     Manatee Co FL PCR (FL Pwr & Light Co)                                           4.050        10/1/07       1,900,000
   200,000     MO St Hlth & Ed (WA Univ) Ser A (SPA: Dexia Credit Local)                       4.040        10/1/07         200,000
 2,400,000     Montgomery Co OH (Miami Valley Hosp) (LOC: National City Bank)                  4.040        10/1/07       2,400,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund - (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                     COUPON      MATURITY       MARKET
  AMOUNT                                                                                        RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 77.9%
               (CONTINUED)
$1,600,000     NH Hlth & Ed Facs Auth Rev (Dartmouth College) Ser A
               (SPA: JP Morgan Chase Bank)                                                     4.050        10/1/07    $  1,600,000
   700,000     Palm Bch Co FL Hlth Facs Rev Var (Bethesda Hlthcare Sys)
               (LOC: Suntrust Bank)                                                            4.020        10/1/07         700,000
   600,000     Pinellas Co FL Hlth Facs Auth Rev (Pooled Hosp)
               (SPA: Wachovia Bank)                                                            4.030        10/1/07         600,000
 1,980,000     Putnam Co FL PCR Dev Auth (FL Pwr & Light Co)                                   4.050        10/1/07       1,980,000
 3,000,000     Sweetwater Co WY Environmental Impt Rev (Pacificorp)
               (LOC: Barclays Bank PLC)                                                        4.160        10/1/07       3,000,000
   870,000     Univ Athletic Assn Inc (FL Athletic Prog Rev) (LOC: Suntrust Bank)              4.050        10/1/07         870,000
   400,000     Bloomington IL Normal Arpt Auth (SPA: JP Morgan Chase Bank)                     4.180        10/3/07         400,000
 1,420,000     Broward Co FL HFA MFH Rev (Reflections Apts) (LOC: FHLMC)                       3.850        10/3/07       1,420,000
   750,000     Port St Lucie FL Util Rev (SPA: Royal Bank of Canada)                           3.850        10/3/07         750,000
 1,100,000     Scio Twp MI EDR (ADP Inc)                                                       4.240        10/3/07       1,100,000
   580,000     Ulster Co NY IDA IDR (Viking Industries Inc) Ser A
               (LOC: Key Bank N.A.)                                                            3.990        10/3/07         580,000
 1,000,000     ABN AMRO MuniTOPS Ctfs Tr 2006-56 (Frisco TX)
               (SPA: ABN Amro Bank N.V.)                                                       3.930        10/4/07       1,000,000
   225,000     Akron Bath Copley OH Hosp (Visiting Nurse Svcs)
               (LOC: National City Bank)                                                       3.980        10/4/07         225,000
   240,000     CA Infra EDB IDR (Metrotile Mfg) Ser A (LOC: Comerica Bank)                     4.050        10/4/07         240,000
   100,000     CA Statewide Cmntys IDR (American Modular Sys)
               (LOC: Bank of the West)                                                         3.920        10/4/07         100,000
   100,000     Catawba Co NC Ind Fac (Lucky 7 Dev Grp) (LOC: Wachovia Bank)                    4.010        10/4/07         100,000
 1,000,000     Cl B Rev Ctfs Ser 2006-1 (SPA: AIG)                                             3.990        10/4/07       1,000,000
   490,000     CO HFA EDR (Casarosa & Denver Gasket Inc) (LOC: Key Bank N.A.)                  4.080        10/4/07         490,000
 2,000,000     Cobb Co GA Hsg Auth Rev MFH (Six Flags Assoc) (LOC: FHLMC)                      3.880        10/4/07       2,000,000
 1,280,000     Douglas GA Dev Auth IDR Var (Alp Lighting & Ceiling)
               (LOC: LaSalle Bank)                                                             4.010        10/4/07       1,280,000
 1,800,000     Duchesne SD UT Bldg Auth Rev (LOC: U.S. Bank N.A.)                              3.890        10/4/07       1,800,000
   635,000     Eagan MN Rev RANS (LOC: Wells Fargo Bank)                                       3.890        10/4/07         635,000
   260,000     Fargo ND CDR Rev (Kelly Inns Fargo) (LOC: U.S. Bank N.A.)                       4.000        10/4/07         260,000
   500,000     Hailey ID IDC Rev (Rocky Mountain Hardware)
               (LOC: Wells Fargo Bank)                                                         4.040        10/4/07         500,000
 1,000,000     Highland Co OH Jt Twp Hosp Dist Facs Rev Var Ref
               (LOC: Key Bank N.A.)                                                            3.910        10/4/07       1,000,000
   867,000     Indianapolis IN EDR (Pedcor Invts Waterfront-B)
               (LOC: Federal Home Loan Bank)                                                   4.210        10/4/07         867,000
   740,000     Indianapolis IN MFH Rev (Nora Commons)
               (LOC: Federal Home Loan Bank)                                                   4.060        10/4/07         740,000
   225,000     Johnston Co NC IDA PCR (Inolex Chem Co) (LOC: Wells Fargo Bank)                 4.040        10/4/07         225,000
 1,000,000     Kalamazoo Co MI EDR Var (WBC Properties) (LOC: Old Kent Bank)                   3.930        10/4/07       1,000,000
   280,000     Lake Co IL Cmnty SD #73 Putter Ser 329 (SPA: JP Morgan Chase Bank)              3.920        10/4/07         280,000
   390,000     Lancaster NE IDR (Garner Inds) Ser B (LOC: Wells Fargo Bank)                    3.940        10/4/07         390,000
   100,000     Lemoore CA COP (Muni Golf Course) (LOC: Union Bank of California)               3.940        10/4/07         100,000
   500,000     Lexington-Fayette Urban Co KY Govt IBR (Liberty Ridge)
               (LOC: U.S. Bank N.A.)                                                           3.940        10/4/07         500,000
 2,050,000     Lexington-Fayette Urban Co KY Rev IBR (Eastland Pkwy)
               (LOC: U.S. Bank N.A.)                                                           3.940        10/4/07       2,050,000
   245,000     MA St Ind Fin Agy Rev (Lower Mills Assoc LP) (LOC: Fleet Bank N.A.)             3.950        10/4/07         245,000
   240,000     Maricopa Co AZ IDA Hsg Rev (San Angelin Apts) (LOC: FNMA)                       4.120        10/4/07         240,000
   970,000     Merrillville IN Hlthcare Facs Rev (LOC: JP Morgan Chase Bank)                   4.030        10/4/07         970,000
   685,000     Oakland CA Liq Fac Rev (Assoc Bay Area Govt)
               (LOC: Bank of the West)                                                         3.930        10/4/07         685,000
   550,000     Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) Ser 97
               (LOC: National City Bank)                                                       3.980        10/4/07         550,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund - (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                     COUPON      MATURITY       MARKET
  AMOUNT                                                                                        RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 77.9%
               (CONTINUED)
$1,440,000     CO St Rev Bd Ctfs Ser 04-13 (Centennial East Apts) (SPA: AIG)                   4.060        10/4/07    $  1,440,000
 1,000,000     Southglenn Met Dist CO Rev (LOC: BNP Paribas)                                   3.890        10/4/07       1,000,000
   640,000     St Charles Co MO IDA Rev (National Cart) Ser A (LOC: U.S. Bank N.A.)            4.000        10/4/07         640,000
 1,700,000     Storm Lake IA High Ed Facs Rev (Buena Vista) (SPA: Wells Fargo Bank)            3.990        10/4/07       1,700,000
 1,500,000     Tampa FL Rev (Univ Tampa) (LOC: Royal Bank of Canada)                           3.850        10/4/07       1,500,000
   940,000     WA St Fin Auth EDR Var Ref (Benaroya Resc) (LOC: Bank of America)               3.890        10/4/07         940,000
 2,200,000     WA St Hsg Fin Com (Eastside Catholic Sch-A) (LOC: Keybank N.A.)                 3.880        10/4/07       2,200,000
-----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                             $ 56,767,000
-----------------------------------------------------------------------------------------------------------------------------------

               ADJUSTABLE RATE PUT BONDS -- 2.8%
   $95,000     Cuyahoga Co OH IDR (Halle Office Bldg) (LOC: HSBC Bank)                         4.015        10/1/07    $     95,000
   155,000     Newport KY IBR (Sumerel Tire) (LOC: U.S. Bank N.A.)                             4.100        12/1/07         155,000
 1,000,000     Westmoreland Co PA IDA (White Cons Inds)
               (LOC: Bank of Nova Scotia)                                                      4.125        12/1/07       1,000,000
   325,000     OH St McDonald Tax Exempt Mtge Trust (LOC: Federal Home Loan Bank)              4.350       12/15/07         325,000
   345,000     Dayton KY IBR (Patriot Signage Inc) (LOC: Fifth Third Bank)                     4.500         3/1/08         345,000
   115,000     Summit Co OH IDR (Struktol Co America) (LOC: National City Bank)                4.400         3/1/08         115,000
-----------------------------------------------------------------------------------------------------------------------------------
               TOTAL ADJUSTABLE RATE PUT BONDS                                                                         $  2,035,000
-----------------------------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 101.3%
               (Amortized Cost $73,789,602)                                                                            $ 73,789,602

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3%)                                                             (979,504)
-----------------------------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                                    $ 72,810,098
===================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at September 30, 2007.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:
BANS - Bond Anticipation Notes
CDR - Community Development Revenue
COP - Certificates of Participation
CSD - City School District
EDB -Economic Development Bank
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GO - General Obligation
GTD - Guaranteed
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LOC -Letter of Credit
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SD - School District
SPA - Stand-by Purchase Agreement
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers.

SECURITY VALUATION - Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

PORTFOLIO COMPOSITION

As of September 30, 2007, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 89.8% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of September 30, 2007, 19.3% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 4.2% in the State of Kentucky, and 4.5% in the State of Indiana.

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of September 30, 2007, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

As of September 30, 2007, 94.7% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 91.1% of its portfolio securities.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

The concentration of investments for each Fund as of September 30, 2007, classified by revenue source, was as follows:

                                                  FLORIDA                 OHIO
                                                 TAX-FREE      OHIO      TAX-FREE    TAX-FREE
                                                  MONEY      INSURED      MONEY       MONEY
                                                  MARKET     TAX-FREE     MARKET      MARKET
                                                   FUND        FUND        FUND        FUND
---------------------------------------------------------------------------------------------
General Obligations                                10.8%       40.9%        4.4%        7.9%
Revenue Bonds:
    Industrial Development/Pollution Control        4.2%         --         6.8%       14.1%
    Hospital/Health Care                           23.0%       13.1%       29.3%       27.2%
    Utilities/Water & Sewer                         4.2%        7.1%       10.2%        7.5%
    Education                                      14.3%       12.4%       18.4%       12.1%
    Housing/Mortgage                               29.7%         --         4.3%        6.5%
    Economic Development                            5.2%         --        10.1%        6.1%
    Public Facilities                                --          --         2.0%        0.5%
    Transportation                                   --         7.3%        5.2%         --
    Special Tax                                     2.6%         --         4.3%        8.1%
    Prerefunded/Escrowed to Maturity                 --        18.5%         --          --
    Miscellaneous                                   6.0%        0.7%        5.0%       10.0%
---------------------------------------------------------------------------------------------
Total Investments                                 100.0%      100.0%      100.0%      100.0%
=============================================================================================

FEDERAL TAX INFORMATION

The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Insured Tax-Free Fund is $58,078,719, resulting in gross unrealized appreciation and depreciation of $2,133,316 and $105,298, respectively, and net unrealized appreciation of $2,028,018.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Tax-Free Trust


By:    /s/ Jill T. McGruder
       ------------------------
Name:  Jill T. McGruder
Title:  President
Date:   November 20, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:   November 20, 2007